Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
27.	Subsequent events
In April
2021, the Company entered into a related party transaction with a fellow subsidiary of Tencent to purchase an exclusive license for e-sports during the period from 2021 to 2025, with a total consideration of RMB2,013 million.